NATURE OF OPERATIONS AND GOING CONCERN	6 Months Ended
Jun. 30, 2023
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Premium Nickel Resources Ltd. (TSXV: PNRL) (the “Company” or “PNRL”) was founded upon the closing of a reverse takeover transaction (the “RTO”) whereby Premium Nickel Resources Corporation (“PNRC”) and 1000178269 Ontario Inc. (“NAN Subco”), a wholly-owned subsidiary of North American Nickel Inc. (“NAN”), amalgamated by way of a triangular amalgamation (the “Amalgamation”) under the Business Corporations Act (Ontario) (the “OBCA”) on August 3, 2022 (Note 3). The common shares of PNRL are now listed and posted for trading on the TSX Venture Exchange (the “TSXV”) under the symbol “PNRL”.

Prior to the RTO, PNRC was a private company existing under the OBCA. PNRC was incorporated to evaluate, acquire, improve and reopen, assuming economic feasibility, a combination of certain assets of BCL Limited (“BCL”) and Tati Nickel Mining Company (“TNMC”) that were in liquidation in Botswana.

In connection with the RTO, the Company was continued under the OBCA and changed its name from “North American Nickel Inc.” to “Premium Nickel Resources Ltd.”

Currently, the Company’s principal business activity is the evaluation and development of mineral properties in Botswana through its wholly-owned subsidiaries.

The following corporate structure chart sets out details of the direct and indirect ownership of the principal subsidiaries of the Company:

Notes:

(1)	Premium Nickel Group Proprietary Limited owns the Selkirk Assets (as defined below).
(2)	Premium Nickel Resources Proprietary Limited owns the Selebi Assets (as defined below).

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)

The Company has its head and registered office at One First Canadian Place, 100 King Street West, Suite 3400, Toronto, Ontario, Canada M5X 1A4.

The principal assets of the Company are the Selebi and Selebi North nickel-copper-cobalt (“Ni-Cu-Co”) mines (the “Selebi Mines”) in Botswana and related infrastructure (together, the “Selebi Assets”) , as well as the nickel, copper, cobalt, platinum-group elements (“Ni-Cu-Co-PGE”) Selkirk mine (the “Selkirk Mine”) in Botswana, together with associated infrastructure and four surrounding prospecting licenses (collectively, the “Selkirk Assets”).

The Company continues to monitor the global COVID-19 developments and is committed to working with health and safety as a priority and in full respect of all government and local COVID-19 protocol requirements. The Company has developed COVID-19 travel, living and working protocols and is ensuring integration of those protocols with the currently applicable protocols of the Government of Botswana and surrounding communities. The impact of COVID-19 on the Company’s operation was mainly the increase in travelling costs due to travel restriction as well as inflated material cost for drilling and development work.

Going Concern

The Company, being in the exploration and redevelopment stage, is subject to risks and challenges similar to companies in a comparable stage of exploration and development. These risks include the challenges of securing adequate capital for exploration, development and operational risks inherent in the mining industry, and global economic and metal price volatility and there is no assurance management will be successful in its endeavors. As at June 30, 2023, the Company had no source of operating cash flows, nor any credit line currently in place. The Company incurred a net loss of $5,677,602 for the six months ended June 30, 2023. The Company’s committed cash obligations and expected level of expenses will vary depending on its operations.

These unaudited condensed interim consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. The ability of the Company to continue operations as a going concern is ultimately dependent upon achieving profitable operations and its ability to obtain adequate financing. To date the Company has not generated profitable operations from its resource activities and will need to invest additional funds in carrying out its planned evaluation, development and operational activities. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operation. These material uncertainties cast substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities and the reported expenses and comprehensive loss that might be necessary should the Company be unable to continue as a going concern. These adjustments could be material.

The properties in which the Company currently has an interest are in pre-revenue stage. As such, the Company is dependent on external financing to fund its activities. In order to carry out the planned development and cover administrative costs, the Company will use its existing working capital and raise additional amounts as needed. Although the Company has been successful in its past fundraising activities, there is no assurance as to the success of future fundraising efforts or as to the sufficiency of funds raised in the future. The Company will continue to assess new properties and seek to acquire interests in additional properties if there is sufficient geologic or economic potential and if adequate financial resources are available to do so.

The unaudited condensed interim consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on August 28, 2023. The discussion in the notes to the unaudited condensed interim consolidated financial statements is stated in Canadian dollars.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and six months ended June 30, 2023

(Expressed in Canadian dollars)